Accumulated Other Comprehensive Loss - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cumulative Tax Benefit on Derivative Financial Instruments	$ 165	$ 4,045
Increase (Decrease) in Tax Benefit on Derivative Financial Instruments	(3,880)	(979)
Cumulative Tax Benefit on Defined Benefit Plans	189,668	278,235
Increase (Decrease) in Tax Benefit on Defined Benefit Plans	(88,567)	22,769
Defined benefit plan adjustment	(139,227)	41,498	127,798
Equity method investments [Member]
Defined benefit plan adjustment	$ 1,754	$ (1,206)